GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	2011	2012

Balance as of January 1	$-	24,753
Changes during year	24,753	12,682

Balance as of December 31	$24,753	37,435

b.	Other intangible assets, net
Net other intangible assets consisted of the following:
	Useful	December 31,
	life	2011	2012
Original amount:
Capitalized software development costs	3-5	$739	$1,587
Capitalized content costs and domain	3-5	555	556
Technology	3-5	3,000	23,066
Trade name	10.25	1,870	1,870
Customer relationship	4.3-6.3	1,488	1,488
Logo	5	-	5,242
IP R&D		-	5,448

		7,652	39,257
Accumulated amortization:
Capitalized software development costs		22	398
Capitalized content costs and domain		368	485
Technology		333	1,822
Trade name		61	243
Customer relationship		262	913
Logo		-	101

		1,046	3,962

		$6,606	$35,295

c.	Amortization expense amounted to $ 112, $ 800 and $ 2,915 for the years ended December 31, 2010, 2011 and 2012, respectively.

d.	The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	9,686
2014	9,853
2015	7,539
2016	5,393
2017 and thereafter	2,824

$35,295